Capital, Share Premium, Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share	Share
(Number of shares except otherwise stated)	shares	shares	(EUR)	capital	premium
January 1, 2023	25,846,279	25,846,279	0.17	4,440	242,440
March 29, 2023 - Capital increase in cash	393,162	393,162	0.17	68	2,481
March 30, 2023 - Capital increase in cash	2,047,544	2,047,544	0.17	351	12,999
April 17, 2023 - Capital increase in cash	375,000	375,000	0.17	65	2,651
June 30, 2023	28,661,985	28,661,985	0.17	4,924	260,571
July 14, 2023 - Exercise warrants	2,000	2,000	0.17	—	10
August 29, 2023 - Exercise warrants	10,000	10,000	0.17	2	50
December 31, 2023	28,673,985	28,673,985	0.17	4,926	260,631
March 6, 2024 - Exercise warrants	8,650	8,650	0.17	1	61
April 17, 2024 - Exercise warrants	3,000	3,000	0.17	1	16
May 28, 2024 - Capital increase in cash	5,374,755	5,374,755	0.17	923	44,946
June 3, 2024 - Capital increase in cash	300,000	300,000	0.17	52	2,506
June 24, 2024 - Exercise warrants	12,625	12,625	0.17	2	66
June 30, 2024	34,373,015	34,373,015	0.17	5,905	308,226

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2023	174	2	176
Currency translation differences	(78)	—	(78)
Total other comprehensive income at June 30, 2023	96	2	98
Opening value at January 1, 2024	54	83	137
Currency translation differences	(22)	—	(22)
Total other comprehensive income at June 30, 2024	32	83	115